Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail)	12 Months Ended
Dec. 31, 2014
Beijing Joysee Technology Co., Ltd ("Joysee") | Options granted under 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	66.29%
Risk-free interest rate	3.58%
Expected life	10 years
Expected dividend yield
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Options granted under 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	54.90%
Risk-free interest rate	3.44%
Expected life	10 years
Expected dividend yield
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Options granted under 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	47.10%
Risk-free interest rate	3.61%
Expected life	10 years
Expected dividend yield